Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 98.2%
Issuer	Shares	Value ($)
Communication Services 1.4%
Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A	76,743	821,150
Lions Gate Entertainment Corp., Class B(a)	209,561	1,831,563
Total		2,652,713
Media 0.6%
Criteo SA, ADR(a)	87,225	1,630,235
Liberty Latin America Ltd., Class C(a)	121,983	2,085,300
Total		3,715,535
Wireless Telecommunication Services 0.3%
Shenandoah Telecommunications Co.	55,314	1,757,326
Total Communication Services		8,125,574
Consumer Discretionary 11.6%
Auto Components 2.3%
Cooper Tire & Rubber Co.	130,416	3,406,466
Gentherm, Inc.(a)	85,199	3,500,401
Modine Manufacturing Co.(a)	194,208	2,208,145
Visteon Corp.(a)	54,900	4,531,446
Total		13,646,458
Automobiles 1.0%
Thor Industries, Inc.	103,411	5,857,199
Distributors 0.2%
Educational Development Corp.	209,627	1,295,495
Diversified Consumer Services 0.4%
Carriage Services, Inc.	121,210	2,477,532
Hotels, Restaurants & Leisure 0.3%
PlayAGS, Inc.(a)	154,249	1,585,680
Household Durables 2.7%
Cavco Industries, Inc.(a)	16,157	3,103,598
Ethan Allen Interiors, Inc.	180,030	3,438,573
Hamilton Beach Brands Holding Co.	78,528	1,269,798
Hooker Furniture Corp.	79,183	1,697,683
Legacy Housing Corp.(a)	113,144	1,832,933
Lifetime Brands, Inc.	137,247	1,214,636
TRI Pointe Group, Inc.(a)	233,917	3,518,112
Total		16,075,333
Common Stocks (continued)
Issuer	Shares	Value ($)
Leisure Products 1.0%
Acushnet Holdings Corp.	46,732	1,233,725
American Outdoor Brands Corp.(a)	361,070	2,112,259
Malibu Boats, Inc., Class A(a)	80,112	2,457,836
Total		5,803,820
Multiline Retail 0.7%
Big Lots, Inc.	54,779	1,342,086
Hudson’s Bay Co.	414,906	3,178,696
Total		4,520,782
Specialty Retail 2.2%
Children’s Place, Inc. (The)	43,418	3,342,752
Citi Trends, Inc.	91,288	1,670,570
Designer Brands, Inc.	149,991	2,567,846
Signet Jewelers Ltd.	127,788	2,141,727
Urban Outfitters, Inc.(a)	125,873	3,535,773
Total		13,258,668
Textiles, Apparel & Luxury Goods 0.8%
Capri Holdings Ltd.(a)	66,232	2,196,253
Movado Group, Inc.	94,590	2,351,507
Total		4,547,760
Total Consumer Discretionary		69,068,727
Consumer Staples 3.1%
Beverages 0.3%
MGP Ingredients, Inc.	34,490	1,713,463
Food & Staples Retailing 0.8%
Andersons, Inc. (The)	74,667	1,674,781
Weis Markets, Inc.	85,933	3,277,484
Total		4,952,265
Food Products 1.5%
Fresh Del Monte Produce, Inc.	143,751	4,903,347
Hain Celestial Group, Inc. (The)(a)	196,639	4,222,822
Total		9,126,169
Personal Products 0.5%
Inter Parfums, Inc.	41,082	2,874,508
Total Consumer Staples		18,666,405
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 4.8%
Energy Equipment & Services 1.8%
Covia Holdings Corp.(a)	793,504	1,602,878
Dawson Geophysical Co.(a)	700,460	1,498,984
Frank’s International NV(a)	338,270	1,606,783
Natural Gas Services Group, Inc.(a)	113,929	1,459,430
Profire Energy, Inc.(a)	798,628	1,509,407
ProPetro Holding Corp.(a)	134,040	1,218,424
RPC, Inc.	266,880	1,497,197
Total		10,393,103
Oil, Gas & Consumable Fuels 3.0%
Callon Petroleum Co.(a)	573,408	2,488,591
Carrizo Oil & Gas, Inc.(a)	253,181	2,173,559
Delek U.S. Holdings, Inc.	160,013	5,808,472
Jagged Peak Energy, Inc.(a)	159,462	1,157,694
Magnolia Oil & Gas Corp., Class A(a)	224,950	2,496,945
Range Resources Corp.	637,440	2,435,021
SM Energy Co.	133,577	1,294,361
Total		17,854,643
Total Energy		28,247,746
Financials 37.0%
Banks 22.8%
Ameris Bancorp	122,202	4,917,409
Atlantic Union Bankshares Corp.	113,127	4,213,415
Auburn National Bancorporation, Inc.	37,000	1,739,000
BancFirst Corp.	93,904	5,204,160
BankUnited, Inc.	202,383	6,804,117
Banner Corp.	89,077	5,003,455
Boston Private Financial Holdings, Inc.	353,729	4,122,712
Bridge Bancorp, Inc.	83,471	2,467,403
Brookline Bancorp, Inc.	275,428	4,057,054
Capital City Bank Group, Inc.	172,767	4,742,454
CB Financial Services, Inc.	49,950	1,386,612
CenterState Bank Corp.	184,227	4,418,685
Columbia Banking System, Inc.	125,364	4,625,932
Community Trust Bancorp, Inc.	76,447	3,255,113
First BanCorp	687,500	6,861,250
First Citizens BancShares Inc., Class A	9,477	4,468,879
Common Stocks (continued)
Issuer	Shares	Value ($)
First Community Corp.	83,480	1,626,190
First Financial Corp.	96,539	4,196,550
First of Long Island Corp. (The)	166,220	3,781,505
Heritage Financial Corp.	81,003	2,183,841
Hilltop Holdings, Inc.	305,770	7,304,845
Iberiabank Corp.	123,790	9,351,097
Investors Bancorp, Inc.	388,973	4,418,733
National Bank Holdings Corp., Class A	106,421	3,638,534
Northrim BanCorp, Inc.	122,703	4,867,628
OFG Bancorp	213,760	4,681,344
Popular, Inc.	24,866	1,344,753
Sierra Bancorp	71,871	1,908,894
Texas Capital Bancshares, Inc.(a)	96,265	5,260,882
Towne Bank	188,183	5,232,428
UMB Financial Corp.	105,680	6,824,814
Total		134,909,688
Capital Markets 1.4%
GAIN Capital Holdings, Inc.	483,752	2,554,211
INTL FCStone, Inc.(a)	88,379	3,628,842
Moelis & Co., ADR, Class A	63,984	2,101,874
Total		8,284,927
Consumer Finance 1.4%
Enova International, Inc.(a)	58,151	1,206,633
Ezcorp, Inc., Class A(a)	524,479	3,385,512
FirstCash, Inc.	42,774	3,921,093
Total		8,513,238
Insurance 5.8%
American Equity Investment Life Holding Co.	211,627	5,121,373
Crawford & Co., Class A	205,814	2,239,256
Employers Holdings, Inc.	110,925	4,834,112
FBL Financial Group, Inc., Class A	67,739	4,031,148
Global Indemnity Ltd	110,559	2,760,658
Heritage Insurance Holdings, Inc.	194,384	2,906,041
Horace Mann Educators Corp.	77,501	3,590,621
National Western Life Group, Inc., Class A	13,656	3,664,861
Protective Insurance Corp., Class B	129,544	2,260,543
United Fire Group, Inc.	59,682	2,803,860
Total		34,212,473

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.6%
HomeStreet, Inc.(a)	200,890	5,488,315
MGIC Investment Corp.	424,037	5,334,385
Provident Financial Holdings, Inc.	141,165	2,929,174
Radian Group, Inc.	323,280	7,383,715
Washington Federal, Inc.	149,425	5,527,231
Western New England Bancorp, Inc.	388,980	3,706,979
WSFS Financial Corp.	70,765	3,120,737
Total		33,490,536
Total Financials		219,410,862
Health Care 3.2%
Biotechnology 1.0%
Adamas Pharmaceuticals, Inc.(a)	229,774	1,175,294
Atara Biotherapeutics, Inc.(a)	88,460	1,249,055
Dynavax Technologies Corp.(a)	301,385	1,077,452
Immunomedics, Inc.(a)	173,800	2,304,588
Total		5,806,389
Health Care Equipment & Supplies 0.6%
Quotient Ltd.(a)	217,583	1,690,620
Sientra, Inc.(a)	259,590	1,682,143
Total		3,372,763
Life Sciences Tools & Services 0.2%
Quanterix Corp.(a)	62,550	1,373,598
Pharmaceuticals 1.4%
Aerie Pharmaceuticals, Inc.(a)	158,010	3,036,952
Supernus Pharmaceuticals, Inc.(a)	88,160	2,422,637
TherapeuticsMD, Inc.(a)	768,950	2,791,288
Total		8,250,877
Total Health Care		18,803,627
Industrials 11.8%
Airlines 0.4%
Spirit Airlines, Inc.(a)	70,548	2,560,892
Building Products 1.7%
Apogee Enterprises, Inc.	80,168	3,125,750
Resideo Technologies, Inc.(a)	155,287	2,228,369
Universal Forest Products, Inc.	111,003	4,426,800
Total		9,780,919
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 0.6%
Herman Miller, Inc.	81,480	3,755,413
Electrical Equipment 0.7%
Encore Wire Corp.	78,429	4,413,984
Machinery 4.0%
FreightCar America, Inc.(a)	200,740	973,589
Gorman-Rupp Co.	92,106	3,204,368
Kennametal, Inc.	111,910	3,440,113
LB Foster Co., Class A(a)	107,065	2,320,099
Lydall, Inc.(a)	99,991	2,490,776
Manitex International, Inc.(a)	262,154	1,743,324
Mueller Industries, Inc.	136,589	3,917,372
Standex International Corp.	42,090	3,070,045
Wabash National Corp.	173,490	2,517,340
Total		23,677,026
Marine 0.5%
Seaspan Corp.	256,305	2,724,522
Professional Services 0.7%
Korn/Ferry International	112,636	4,352,255
Road & Rail 2.5%
Heartland Express, Inc.	163,200	3,510,432
Marten Transport Ltd.	185,200	3,848,456
Schneider National, Inc., Class B	174,231	3,784,297
Werner Enterprises, Inc.	101,028	3,566,289
Total		14,709,474
Trading Companies & Distributors 0.7%
Houston Wire & Cable Co.(a)	259,034	1,222,640
Textainer Group Holdings Ltd.(a)	300,848	2,981,404
Total		4,204,044
Total Industrials		70,178,529
Information Technology 9.7%
Communications Equipment 2.3%
Casa Systems, Inc.(a)	204,969	1,610,031
Digi International, Inc.(a)	138,583	1,887,500
Lumentum Holdings, Inc.(a)	92,098	4,932,769
Netscout Systems, Inc.(a)	212,345	4,896,676
Total		13,326,976

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 1.9%
AVX Corp.	413,431	6,284,151
Vishay Intertechnology, Inc.	288,720	4,888,030
Total		11,172,181
IT Services 0.4%
Carbonite, Inc.(a)	156,600	2,425,734
Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc.(a)	52,240	2,999,099
Cirrus Logic, Inc.(a)	88,090	4,719,862
Cohu, Inc.	230,250	3,109,526
MACOM Technology Solutions Holdings, Inc.(a)	207,943	4,469,735
MKS Instruments, Inc.	59,200	5,462,976
Photronics, Inc.(a)	216,642	2,357,065
Total		23,118,263
Software 1.2%
Asure Software, Inc.(a)	249,040	1,671,059
MicroStrategy, Inc., Class A(a)	29,970	4,446,649
Park City Group Inc(a)	220,720	1,273,554
Total		7,391,262
Total Information Technology		57,434,416
Materials 8.4%
Chemicals 1.5%
Flotek Industries, Inc.(a)	522,332	1,149,130
FutureFuel Corp.	115,502	1,379,094
Livent Corp.(a)	596,037	3,987,487
Tronox Holdings PLC, Class A	303,882	2,522,221
Total		9,037,932
Containers & Packaging 0.5%
Greif, Inc., Class A	84,517	3,202,349
Metals & Mining 4.9%
Allegheny Technologies, Inc.(a)	232,724	4,712,661
Ampco-Pittsburgh Corp.(a)	271,780	1,000,150
Capstone Mining Corp.(a)	5,862,399	2,610,722
Centerra Gold, Inc.(a)	410,490	3,488,786
Century Aluminum Co.(a)	422,399	2,802,617
Commercial Metals Co.	253,940	4,413,477
Common Stocks (continued)
Issuer	Shares	Value ($)
Ferroglobe PLC(a)	1,068,735	1,207,671
Olympic Steel, Inc.	248,074	3,572,266
Schnitzer Steel Industries, Inc., Class A	126,740	2,618,448
Universal Stainless & Alloy Products, Inc.(a)	155,983	2,433,335
Total		28,860,133
Paper & Forest Products 1.5%
Clearwater Paper Corp.(a)	140,464	2,966,600
Louisiana-Pacific Corp.	228,700	5,621,446
Total		8,588,046
Total Materials		49,688,460
Real Estate 7.2%
Equity Real Estate Investment Trusts (REITS) 7.2%
CoreCivic, Inc.	217,060	3,750,797
Farmland Partners, Inc.	504,058	3,367,107
Highwoods Properties, Inc.	115,400	5,186,076
Mack-Cali Realty Corp.	337,870	7,318,264
PotlatchDeltic Corp.	121,732	5,001,359
RLJ Lodging Trust	474,830	8,067,362
SITE Centers Corp.	231,515	3,498,192
Sunstone Hotel Investors, Inc.	477,672	6,563,213
Total		42,752,370
Total Real Estate		42,752,370
Total Common Stocks (Cost $604,571,135)		582,376,716

Exchange-Traded Funds 0.2%
	Shares	Value ($)
iShares Russell 2000 Value ETF	10,000	1,194,100
Total Exchange-Traded Funds (Cost $1,232,700)		1,194,100

Money Market Funds 0.2%

Columbia Short-Term Cash Fund, 2.073%(b),(c)	1,023,693	1,023,590
Total Money Market Funds (Cost $1,023,598)		1,023,590
Total Investments in Securities (Cost: $606,827,433)		584,594,406
Other Assets & Liabilities, Net		8,174,771
Net Assets		592,769,177

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2019 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2019.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 2.073%
	3,606,415	266,043,850	(268,626,572)	1,023,693	(4)	(8)	93,455	1,023,590
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2019	5